Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015
C000099688
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 15,168	$ 14,969	$ 14,659	$ 14,461	$ 15,379	$ 15,014	$ 15,342	$ 14,977	$ 14,455	$ 13,908	$ 14,061	$ 13,577	$ 14,024	$ 13,492	$ 13,371	$ 13,734	$ 13,251	$ 12,453	$ 12,691	$ 13,155	$ 13,596	$ 13,191	$ 12,797	$ 13,580	$ 13,378	$ 13,354	$ 14,065	$ 13,426	$ 13,829	$ 12,940	$ 12,589	$ 14,110	$ 14,613	$ 13,829	$ 15,116	$ 15,070	$ 15,525	$ 14,660	$ 14,490	$ 14,899	$ 14,021	$ 14,549	$ 13,886	$ 14,190	$ 14,111	$ 13,875	$ 13,935	$ 13,424	$ 12,779	$ 12,424	$ 11,879	$ 12,068	$ 11,723	$ 10,752	$ 10,940	$ 11,161	$ 10,863	$ 10,499	$ 10,432	$ 10,158	$ 9,566	$ 10,936	$ 11,615	$ 11,637	$ 11,269	$ 11,345	$ 11,214	$ 11,084	$ 10,996	$ 11,051	$ 10,692	$ 10,810	$ 10,810	$ 10,519	$ 10,390	$ 9,584	$ 10,068	$ 9,875	$ 10,282	$ 10,346	$ 10,346	$ 10,282	$ 10,244	$ 10,064	$ 9,873	$ 9,725	$ 10,255	$ 10,127	$ 9,928	$ 9,833	$ 9,748	$ 9,770	$ 9,664	$ 9,453	$ 9,520	$ 9,332	$ 9,259	$ 9,144	$ 8,978	$ 8,832	$ 8,699	$ 8,907	$ 9,209	$ 9,199	$ 9,365	$ 9,292	$ 8,913	$ 8,892	$ 8,800	$ 8,471	$ 8,460	$ 8,491	$ 8,651	$ 8,803	$ 8,601	$ 8,773	$ 9,057	$ 9,158	$ 9,385	$ 9,516	$ 9,425
C000099689
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 14,929	14,745	14,439	14,255	15,173	14,822	15,149	14,798	14,289	13,755	13,922	13,451	13,898	13,379	13,270	13,644	13,178	12,377	12,628	13,094	13,537	13,154	12,771	13,558	13,368	13,356	14,071	13,439	13,843	12,955	12,612	14,151	14,672	13,891	15,190	15,155	15,628	14,763	14,601	15,017	14,139	14,690	14,025	14,346	14,265	14,047	14,114	13,603	12,967	12,604	12,059	12,263	11,910	10,935	11,139	11,366	11,071	10,698	10,649	10,367	9,781	11,179	11,879	11,913	11,540	11,619	11,507	11,371	11,292	11,349	10,999	11,121	11,121	10,831	10,708	9,883	10,389	10,199	10,623	10,690	10,701	10,645	10,615	10,427	10,239	10,095	10,648	10,516	10,316	10,228	10,150	10,184	10,073	9,863	9,930	9,754	9,677	9,567	9,392	9,249	9,118	9,337	9,666	9,655	9,842	9,776	9,372	9,361	9,263	8,916	8,916	8,959	9,127	9,300	9,084	9,278	9,590	9,698	9,946	10,086	10,000
C000101767
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 15,692	15,501	15,170	14,966	15,924	15,548	15,899	15,510	14,972	14,408	14,574	14,075	14,537	13,988	13,863	14,250	13,764	12,927	13,173	13,653	14,120	13,714	13,303	14,112	13,916	13,891	14,626	13,977	14,397	13,464	13,100	14,688	15,221	14,409	15,749	15,702	16,186	15,289	15,112	15,537	14,618	15,179	14,501	14,817	14,735	14,490	14,560	14,018	13,360	12,990	12,424	12,621	12,261	11,251	11,458	11,676	11,377	10,987	10,935	10,639	10,034	11,460	12,179	12,214	11,818	11,897	11,772	11,636	11,545	11,602	11,233	11,356	11,356	11,053	10,918	10,076	10,590	10,389	10,825	10,881	10,892	10,825	10,791	10,603	10,403	10,248	10,802	10,669	10,469	10,369	10,292	10,303	10,203	9,982	10,047	9,850	9,784	9,664	9,489	9,335	9,203	9,421	9,739	9,739	9,914	9,837	9,431	9,410	9,323	8,966	8,955	8,999	9,170	9,330	9,116	9,298	9,607	9,714	9,947	10,096	10,000
C000151995
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 16,597	16,378	16,023	15,804	16,818	16,404	16,765	16,364	15,775	15,187	15,344	14,812	15,291	14,706	14,573	14,972	14,446	13,559	13,820	14,316	14,799	14,355	13,926	14,769	14,549	14,523	15,289	14,588	15,020	14,049	13,665	15,314	15,864	14,994	16,390	16,340	16,837	15,893	15,707	16,142	15,171	15,747	15,036	15,355	15,257	15,000	15,068	14,499	13,810	13,423	12,831	13,024	12,648	11,594	11,797	12,025	11,713	11,306	11,238	10,941	10,311	11,773	12,499	12,535	12,123	12,205	12,064	11,922	11,827	11,875	11,491	11,619	11,607	11,293	11,153	10,291	10,805	10,597	11,036	11,094	11,094	11,024	10,989	10,783	10,577	10,417	10,977	10,840	10,626	10,524	10,444	10,455	10,342	10,115	10,168	9,977	9,899	9,775	9,596	9,427	9,297	9,509	9,833	9,822	9,990	9,911	9,496	9,474	9,375	9,011	9,011	9,033	9,202	9,365	9,137	9,322	9,625	9,734	9,968	10,108	10,000
C000099690
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 16,340	16,124	15,774	15,558	16,557	16,161	16,504	16,109	15,542	14,962	15,122	14,598	15,070	14,506	14,362	14,755	14,243	13,379	13,624	14,127	14,591	14,165	13,748	14,581	14,363	14,338	15,094	14,415	14,836	13,875	13,495	15,127	15,671	14,823	16,199	16,150	16,642	15,719	15,535	15,965	15,012	15,583	14,879	15,194	15,109	14,854	14,915	14,364	13,680	13,297	12,709	12,913	12,539	11,493	11,696	11,933	11,612	11,220	11,144	10,849	10,224	11,676	12,408	12,431	12,033	12,115	11,975	11,834	11,740	11,799	11,409	11,536	11,536	11,224	11,085	10,229	10,737	10,531	10,967	11,024	11,024	10,956	10,923	10,730	10,514	10,354	10,923	10,787	10,572	10,470	10,380	10,402	10,289	10,063	10,132	9,930	9,852	9,729	9,550	9,393	9,262	9,474	9,797	9,786	9,953	9,875	9,466	9,444	9,356	8,993	8,982	9,015	9,188	9,350	9,123	9,307	9,621	9,718	9,957	10,097	10,000
C000099691
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 1,659,789	1,637,896	1,602,319	1,580,426	1,680,572	1,640,463	1,676,561	1,635,115	1,577,625	1,517,461	1,534,478	1,481,290	1,529,159	1,470,652	1,457,355	1,497,246	1,443,432	1,355,991	1,382,092	1,431,686	1,478,669	1,435,601	1,392,697	1,477,063	1,454,998	1,452,402	1,528,981	1,458,892	1,502,124	1,404,965	1,366,613	1,531,527	1,585,220	1,499,567	1,639,102	1,632,889	1,682,596	1,588,152	1,569,512	1,613,006	1,517,178	1,574,731	1,502,484	1,534,322	1,525,750	1,500,035	1,506,877	1,450,037	1,381,103	1,342,403	1,283,143	1,302,493	1,264,847	1,159,443	1,179,805	1,202,563	1,171,421	1,130,696	1,123,910	1,094,177	1,031,143	1,177,429	1,249,978	1,253,546	1,212,342	1,219,425	1,206,439	1,192,274	1,182,830	1,187,552	1,149,155	1,161,962	1,160,798	1,129,362	1,115,391	1,029,233	1,080,610	1,059,829	1,103,700	1,109,473	1,109,473	1,101,391	1,097,823	1,078,382	1,057,798	1,041,788	1,097,823	1,084,100	1,062,676	1,052,458	1,043,375	1,044,510	1,034,292	1,011,586	1,017,004	997,921	990,064	977,716	958,633	942,918	929,712	950,943	983,349	982,231	998,993	991,171	949,626	947,420	937,494	902,200	901,097	903,303	920,253	936,512	913,749	932,176	962,526	973,365	996,771	1,010,764	1,000,000
DWS Index: MSCI World Index
Account Value [Line Items]
Account Value	24,776	25,931	26,119	25,228	25,903	24,767	25,268	24,814	24,175	23,756	23,282	22,287	23,147	22,426	21,514	21,259	20,264	18,527	19,081	19,941	20,429	19,765	18,638	18,826	18,502	17,947	18,389	17,174	17,936	16,770	15,646	17,249	18,002	16,678	18,260	18,246	19,899	19,367	19,870	20,980	20,120	20,571	19,468	20,311	19,818	19,469	19,184	18,911	18,070	17,488	17,051	17,223	16,522	14,649	15,113	15,653	14,672	14,002	13,642	13,013	11,731	13,521	14,769	14,859	14,427	14,036	13,688	13,403	13,683	13,615	12,774	13,556	13,091	12,922	12,545	11,639	12,597	12,455	13,442	13,368	13,205	12,805	12,811	12,731	12,586	12,867	13,423	12,750	12,580	12,313	12,084	11,819	11,802	11,527	11,482	11,245	11,081	10,964	10,668	10,416	10,173	10,029	10,227	10,173	10,164	9,752	9,863	9,808	9,655	9,041	9,109	9,689	9,862	9,911	9,184	9,535	10,211	10,031	10,270	10,235	10,000
DWS Index: MSCI World Index
Account Value [Line Items]
Account Value	24,776	25,931	26,119	25,228	25,903	24,767	25,268	24,814	24,175	23,756	23,282	22,287	23,147	22,426	21,514	21,259	20,264	18,527	19,081	19,941	20,429	19,765	18,638	18,826	18,502	17,947	18,389	17,174	17,936	16,770	15,646	17,249	18,002	16,678	18,260	18,246	19,899	19,367	19,870	20,980	20,120	20,571	19,468	20,311	19,818	19,469	19,184	18,911	18,070	17,488	17,051	17,223	16,522	14,649	15,113	15,653	14,672	14,002	13,642	13,013	11,731	13,521	14,769	14,859	14,427	14,036	13,688	13,403	13,683	13,615	12,774	13,556	13,091	12,922	12,545	11,639	12,597	12,455	13,442	13,368	13,205	12,805	12,811	12,731	12,586	12,867	13,423	12,750	12,580	12,313	12,084	11,819	11,802	11,527	11,482	11,245	11,081	10,964	10,668	10,416	10,173	10,029	10,227	10,173	10,164	9,752	9,863	9,808	9,655	9,041	9,109	9,689	9,862	9,911	9,184	9,535	10,211	10,031	10,270	10,235	10,000
DWS Index: MSCI World Index
Account Value [Line Items]
Account Value	24,776	25,931	26,119	25,228	25,903	24,767	25,268	24,814	24,175	23,756	23,282	22,287	23,147	22,426	21,514	21,259	20,264	18,527	19,081	19,941	20,429	19,765	18,638	18,826	18,502	17,947	18,389	17,174	17,936	16,770	15,646	17,249	18,002	16,678	18,260	18,246	19,899	19,367	19,870	20,980	20,120	20,571	19,468	20,311	19,818	19,469	19,184	18,911	18,070	17,488	17,051	17,223	16,522	14,649	15,113	15,653	14,672	14,002	13,642	13,013	11,731	13,521	14,769	14,859	14,427	14,036	13,688	13,403	13,683	13,615	12,774	13,556	13,091	12,922	12,545	11,639	12,597	12,455	13,442	13,368	13,205	12,805	12,811	12,731	12,586	12,867	13,423	12,750	12,580	12,313	12,084	11,819	11,802	11,527	11,482	11,245	11,081	10,964	10,668	10,416	10,173	10,029	10,227	10,173	10,164	9,752	9,863	9,808	9,655	9,041	9,109	9,689	9,862	9,911	9,184	9,535	10,211	10,031	10,270	10,235	10,000
DWS Index: MSCI World Index
Account Value [Line Items]
Account Value	24,776	25,931	26,119	25,228	25,903	24,767	25,268	24,814	24,175	23,756	23,282	22,287	23,147	22,426	21,514	21,259	20,264	18,527	19,081	19,941	20,429	19,765	18,638	18,826	18,502	17,947	18,389	17,174	17,936	16,770	15,646	17,249	18,002	16,678	18,260	18,246	19,899	19,367	19,870	20,980	20,120	20,571	19,468	20,311	19,818	19,469	19,184	18,911	18,070	17,488	17,051	17,223	16,522	14,649	15,113	15,653	14,672	14,002	13,642	13,013	11,731	13,521	14,769	14,859	14,427	14,036	13,688	13,403	13,683	13,615	12,774	13,556	13,091	12,922	12,545	11,639	12,597	12,455	13,442	13,368	13,205	12,805	12,811	12,731	12,586	12,867	13,423	12,750	12,580	12,313	12,084	11,819	11,802	11,527	11,482	11,245	11,081	10,964	10,668	10,416	10,173	10,029	10,227	10,173	10,164	9,752	9,863	9,808	9,655	9,041	9,109	9,689	9,862	9,911	9,184	9,535	10,211	10,031	10,270	10,235	10,000
DWS Index: MSCI World Index
Account Value [Line Items]
Account Value	24,776	25,931	26,119	25,228	25,903	24,767	25,268	24,814	24,175	23,756	23,282	22,287	23,147	22,426	21,514	21,259	20,264	18,527	19,081	19,941	20,429	19,765	18,638	18,826	18,502	17,947	18,389	17,174	17,936	16,770	15,646	17,249	18,002	16,678	18,260	18,246	19,899	19,367	19,870	20,980	20,120	20,571	19,468	20,311	19,818	19,469	19,184	18,911	18,070	17,488	17,051	17,223	16,522	14,649	15,113	15,653	14,672	14,002	13,642	13,013	11,731	13,521	14,769	14,859	14,427	14,036	13,688	13,403	13,683	13,615	12,774	13,556	13,091	12,922	12,545	11,639	12,597	12,455	13,442	13,368	13,205	12,805	12,811	12,731	12,586	12,867	13,423	12,750	12,580	12,313	12,084	11,819	11,802	11,527	11,482	11,245	11,081	10,964	10,668	10,416	10,173	10,029	10,227	10,173	10,164	9,752	9,863	9,808	9,655	9,041	9,109	9,689	9,862	9,911	9,184	9,535	10,211	10,031	10,270	10,235	10,000
DWS Index: MSCI World Index
Account Value [Line Items]
Account Value	2,477,617	2,593,061	2,611,859	2,522,832	2,590,338	2,476,691	2,526,815	2,481,371	2,417,476	2,375,612	2,328,237	2,228,720	2,314,699	2,242,632	2,151,417	2,125,905	2,026,419	1,852,722	1,908,087	1,994,110	2,042,906	1,976,510	1,863,792	1,882,587	1,850,155	1,794,699	1,838,903	1,717,387	1,793,554	1,676,955	1,564,597	1,724,948	1,800,211	1,667,794	1,825,963	1,824,581	1,989,888	1,936,737	1,986,990	2,097,997	2,012,004	2,057,081	1,946,813	2,031,147	1,981,823	1,946,948	1,918,355	1,891,113	1,807,014	1,748,827	1,705,134	1,722,251	1,652,203	1,464,899	1,511,257	1,565,257	1,467,225	1,400,236	1,364,153	1,301,290	1,173,132	1,352,069	1,476,905	1,485,949	1,442,727	1,403,636	1,368,803	1,340,281	1,368,268	1,361,524	1,277,353	1,355,571	1,309,149	1,292,177	1,254,456	1,163,898	1,259,682	1,245,533	1,344,237	1,336,794	1,320,456	1,280,463	1,281,074	1,273,096	1,258,633	1,286,678	1,342,286	1,274,967	1,257,955	1,231,276	1,208,438	1,181,911	1,180,249	1,152,663	1,148,245	1,124,458	1,108,051	1,096,373	1,066,777	1,041,637	1,017,295	1,002,875	1,022,667	1,017,263	1,016,418	975,217	986,269	980,760	965,483	904,130	910,910	968,872	986,207	991,139	918,364	953,534	1,021,105	1,003,099	1,026,979	1,023,453	1,000,000
DWS Index: Bloomberg U.S. Treasury Inflation Notes Index
Account Value [Line Items]
Account Value	12,818	12,737	12,465	12,306	12,503	12,443	12,670	12,483	12,386	12,169	12,074	11,870	12,074	11,975	12,105	12,084	11,767	11,457	11,540	11,757	11,863	11,848	11,888	12,032	12,019	11,681	11,844	11,631	11,750	11,540	11,398	12,206	12,539	12,016	12,409	12,533	12,795	13,037	12,927	13,194	13,152	13,035	12,889	12,982	13,005	12,667	12,591	12,440	12,269	12,292	12,493	12,452	12,311	12,174	12,253	12,299	12,166	11,892	11,761	11,726	11,409	11,613	11,454	11,219	11,176	11,159	11,131	11,284	11,022	10,983	10,890	10,713	10,677	10,485	10,486	10,347	10,290	10,242	10,390	10,501	10,426	10,476	10,435	10,390	10,396	10,288	10,389	10,479	10,384	10,370	10,348	10,415	10,305	10,260	10,358	10,362	10,301	10,307	10,259	10,173	10,183	10,382	10,424	10,367	10,414	10,324	10,114	10,186	10,151	9,972	9,862	9,718	9,795	9,805	9,780	9,838	9,914	9,894	9,991	10,074	10,000
DWS Index: Blended Index
Account Value [Line Items]
Account Value	15,005	14,796	14,519	14,222	14,966	14,650	15,130	14,708	14,238	13,742	13,922	13,484	13,823	13,325	13,411	13,804	13,267	12,414	12,722	13,193	13,622	13,149	12,716	13,481	13,325	13,352	13,977	13,243	13,614	12,775	12,263	13,724	14,181	13,421	14,769	14,696	15,109	14,310	14,189	14,321	13,534	14,038	13,464	13,761	13,700	13,435	13,383	13,078	12,417	12,051	11,698	11,709	11,377	10,343	10,535	10,883	10,634	10,321	10,207	9,948	9,321	11,144	11,991	12,155	11,752	11,867	11,702	11,527	11,525	11,578	11,181	11,370	11,394	11,138	11,018	10,158	10,678	10,574	10,982	11,014	11,104	11,038	10,974	10,870	10,641	10,556	11,114	11,005	10,851	10,700	10,649	10,664	10,575	10,288	10,296	10,213	10,160	10,161	9,987	9,858	9,639	9,793	10,074	9,934	10,109	9,928	9,568	9,661	9,327	8,686	8,575	8,803	9,013	9,358	8,911	9,167	9,609	9,773	10,075	10,251	10,000
DWS Index: Bloomberg U.S. Treasury Inflation Notes Index
Account Value [Line Items]
Account Value	12,818	12,737	12,465	12,306	12,503	12,443	12,670	12,483	12,386	12,169	12,074	11,870	12,074	11,975	12,105	12,084	11,767	11,457	11,540	11,757	11,863	11,848	11,888	12,032	12,019	11,681	11,844	11,631	11,750	11,540	11,398	12,206	12,539	12,016	12,409	12,533	12,795	13,037	12,927	13,194	13,152	13,035	12,889	12,982	13,005	12,667	12,591	12,440	12,269	12,292	12,493	12,452	12,311	12,174	12,253	12,299	12,166	11,892	11,761	11,726	11,409	11,613	11,454	11,219	11,176	11,159	11,131	11,284	11,022	10,983	10,890	10,713	10,677	10,485	10,486	10,347	10,290	10,242	10,390	10,501	10,426	10,476	10,435	10,390	10,396	10,288	10,389	10,479	10,384	10,370	10,348	10,415	10,305	10,260	10,358	10,362	10,301	10,307	10,259	10,173	10,183	10,382	10,424	10,367	10,414	10,324	10,114	10,186	10,151	9,972	9,862	9,718	9,795	9,805	9,780	9,838	9,914	9,894	9,991	10,074	10,000
DWS Index: Blended Index
Account Value [Line Items]
Account Value	15,005	14,796	14,519	14,222	14,966	14,650	15,130	14,708	14,238	13,742	13,922	13,484	13,823	13,325	13,411	13,804	13,267	12,414	12,722	13,193	13,622	13,149	12,716	13,481	13,325	13,352	13,977	13,243	13,614	12,775	12,263	13,724	14,181	13,421	14,769	14,696	15,109	14,310	14,189	14,321	13,534	14,038	13,464	13,761	13,700	13,435	13,383	13,078	12,417	12,051	11,698	11,709	11,377	10,343	10,535	10,883	10,634	10,321	10,207	9,948	9,321	11,144	11,991	12,155	11,752	11,867	11,702	11,527	11,525	11,578	11,181	11,370	11,394	11,138	11,018	10,158	10,678	10,574	10,982	11,014	11,104	11,038	10,974	10,870	10,641	10,556	11,114	11,005	10,851	10,700	10,649	10,664	10,575	10,288	10,296	10,213	10,160	10,161	9,987	9,858	9,639	9,793	10,074	9,934	10,109	9,928	9,568	9,661	9,327	8,686	8,575	8,803	9,013	9,358	8,911	9,167	9,609	9,773	10,075	10,251	10,000
DWS Index: Bloomberg U.S. Treasury Inflation Notes Index
Account Value [Line Items]
Account Value	12,818	12,737	12,465	12,306	12,503	12,443	12,670	12,483	12,386	12,169	12,074	11,870	12,074	11,975	12,105	12,084	11,767	11,457	11,540	11,757	11,863	11,848	11,888	12,032	12,019	11,681	11,844	11,631	11,750	11,540	11,398	12,206	12,539	12,016	12,409	12,533	12,795	13,037	12,927	13,194	13,152	13,035	12,889	12,982	13,005	12,667	12,591	12,440	12,269	12,292	12,493	12,452	12,311	12,174	12,253	12,299	12,166	11,892	11,761	11,726	11,409	11,613	11,454	11,219	11,176	11,159	11,131	11,284	11,022	10,983	10,890	10,713	10,677	10,485	10,486	10,347	10,290	10,242	10,390	10,501	10,426	10,476	10,435	10,390	10,396	10,288	10,389	10,479	10,384	10,370	10,348	10,415	10,305	10,260	10,358	10,362	10,301	10,307	10,259	10,173	10,183	10,382	10,424	10,367	10,414	10,324	10,114	10,186	10,151	9,972	9,862	9,718	9,795	9,805	9,780	9,838	9,914	9,894	9,991	10,074	10,000
DWS Index: Blended Index
Account Value [Line Items]
Account Value	15,005	14,796	14,519	14,222	14,966	14,650	15,130	14,708	14,238	13,742	13,922	13,484	13,823	13,325	13,411	13,804	13,267	12,414	12,722	13,193	13,622	13,149	12,716	13,481	13,325	13,352	13,977	13,243	13,614	12,775	12,263	13,724	14,181	13,421	14,769	14,696	15,109	14,310	14,189	14,321	13,534	14,038	13,464	13,761	13,700	13,435	13,383	13,078	12,417	12,051	11,698	11,709	11,377	10,343	10,535	10,883	10,634	10,321	10,207	9,948	9,321	11,144	11,991	12,155	11,752	11,867	11,702	11,527	11,525	11,578	11,181	11,370	11,394	11,138	11,018	10,158	10,678	10,574	10,982	11,014	11,104	11,038	10,974	10,870	10,641	10,556	11,114	11,005	10,851	10,700	10,649	10,664	10,575	10,288	10,296	10,213	10,160	10,161	9,987	9,858	9,639	9,793	10,074	9,934	10,109	9,928	9,568	9,661	9,327	8,686	8,575	8,803	9,013	9,358	8,911	9,167	9,609	9,773	10,075	10,251	10,000
DWS Index: Bloomberg U.S. Treasury Inflation Notes Index
Account Value [Line Items]
Account Value	12,818	12,737	12,465	12,306	12,503	12,443	12,670	12,483	12,386	12,169	12,074	11,870	12,074	11,975	12,105	12,084	11,767	11,457	11,540	11,757	11,863	11,848	11,888	12,032	12,019	11,681	11,844	11,631	11,750	11,540	11,398	12,206	12,539	12,016	12,409	12,533	12,795	13,037	12,927	13,194	13,152	13,035	12,889	12,982	13,005	12,667	12,591	12,440	12,269	12,292	12,493	12,452	12,311	12,174	12,253	12,299	12,166	11,892	11,761	11,726	11,409	11,613	11,454	11,219	11,176	11,159	11,131	11,284	11,022	10,983	10,890	10,713	10,677	10,485	10,486	10,347	10,290	10,242	10,390	10,501	10,426	10,476	10,435	10,390	10,396	10,288	10,389	10,479	10,384	10,370	10,348	10,415	10,305	10,260	10,358	10,362	10,301	10,307	10,259	10,173	10,183	10,382	10,424	10,367	10,414	10,324	10,114	10,186	10,151	9,972	9,862	9,718	9,795	9,805	9,780	9,838	9,914	9,894	9,991	10,074	10,000
DWS Index: Blended Index
Account Value [Line Items]
Account Value	15,005	14,796	14,519	14,222	14,966	14,650	15,130	14,708	14,238	13,742	13,922	13,484	13,823	13,325	13,411	13,804	13,267	12,414	12,722	13,193	13,622	13,149	12,716	13,481	13,325	13,352	13,977	13,243	13,614	12,775	12,263	13,724	14,181	13,421	14,769	14,696	15,109	14,310	14,189	14,321	13,534	14,038	13,464	13,761	13,700	13,435	13,383	13,078	12,417	12,051	11,698	11,709	11,377	10,343	10,535	10,883	10,634	10,321	10,207	9,948	9,321	11,144	11,991	12,155	11,752	11,867	11,702	11,527	11,525	11,578	11,181	11,370	11,394	11,138	11,018	10,158	10,678	10,574	10,982	11,014	11,104	11,038	10,974	10,870	10,641	10,556	11,114	11,005	10,851	10,700	10,649	10,664	10,575	10,288	10,296	10,213	10,160	10,161	9,987	9,858	9,639	9,793	10,074	9,934	10,109	9,928	9,568	9,661	9,327	8,686	8,575	8,803	9,013	9,358	8,911	9,167	9,609	9,773	10,075	10,251	10,000
DWS Index: Bloomberg U.S. Treasury Inflation Notes Index
Account Value [Line Items]
Account Value	12,818	12,737	12,465	12,306	12,503	12,443	12,670	12,483	12,386	12,169	12,074	11,870	12,074	11,975	12,105	12,084	11,767	11,457	11,540	11,757	11,863	11,848	11,888	12,032	12,019	11,681	11,844	11,631	11,750	11,540	11,398	12,206	12,539	12,016	12,409	12,533	12,795	13,037	12,927	13,194	13,152	13,035	12,889	12,982	13,005	12,667	12,591	12,440	12,269	12,292	12,493	12,452	12,311	12,174	12,253	12,299	12,166	11,892	11,761	11,726	11,409	11,613	11,454	11,219	11,176	11,159	11,131	11,284	11,022	10,983	10,890	10,713	10,677	10,485	10,486	10,347	10,290	10,242	10,390	10,501	10,426	10,476	10,435	10,390	10,396	10,288	10,389	10,479	10,384	10,370	10,348	10,415	10,305	10,260	10,358	10,362	10,301	10,307	10,259	10,173	10,183	10,382	10,424	10,367	10,414	10,324	10,114	10,186	10,151	9,972	9,862	9,718	9,795	9,805	9,780	9,838	9,914	9,894	9,991	10,074	10,000
DWS Index: Blended Index
Account Value [Line Items]
Account Value	15,005	14,796	14,519	14,222	14,966	14,650	15,130	14,708	14,238	13,742	13,922	13,484	13,823	13,325	13,411	13,804	13,267	12,414	12,722	13,193	13,622	13,149	12,716	13,481	13,325	13,352	13,977	13,243	13,614	12,775	12,263	13,724	14,181	13,421	14,769	14,696	15,109	14,310	14,189	14,321	13,534	14,038	13,464	13,761	13,700	13,435	13,383	13,078	12,417	12,051	11,698	11,709	11,377	10,343	10,535	10,883	10,634	10,321	10,207	9,948	9,321	11,144	11,991	12,155	11,752	11,867	11,702	11,527	11,525	11,578	11,181	11,370	11,394	11,138	11,018	10,158	10,678	10,574	10,982	11,014	11,104	11,038	10,974	10,870	10,641	10,556	11,114	11,005	10,851	10,700	10,649	10,664	10,575	10,288	10,296	10,213	10,160	10,161	9,987	9,858	9,639	9,793	10,074	9,934	10,109	9,928	9,568	9,661	9,327	8,686	8,575	8,803	9,013	9,358	8,911	9,167	9,609	9,773	10,075	10,251	10,000
DWS Index: Bloomberg U.S. Treasury Inflation Notes Index
Account Value [Line Items]
Account Value	1,281,818	1,273,652	1,246,475	1,230,561	1,250,332	1,244,302	1,267,033	1,248,294	1,238,578	1,216,875	1,207,399	1,187,008	1,207,367	1,197,512	1,210,519	1,208,374	1,176,697	1,145,659	1,154,009	1,175,710	1,186,304	1,184,818	1,188,822	1,203,215	1,201,897	1,168,133	1,184,374	1,163,067	1,175,041	1,153,966	1,139,805	1,220,583	1,253,930	1,201,618	1,240,885	1,253,319	1,279,469	1,303,709	1,292,669	1,319,353	1,315,191	1,303,534	1,288,909	1,298,190	1,300,477	1,266,719	1,259,093	1,244,026	1,226,857	1,229,181	1,249,306	1,245,188	1,231,065	1,217,414	1,225,328	1,229,863	1,216,572	1,189,246	1,176,118	1,172,595	1,140,861	1,161,278	1,145,425	1,121,869	1,117,632	1,115,930	1,113,084	1,128,445	1,102,214	1,098,311	1,088,974	1,071,274	1,067,724	1,048,453	1,048,590	1,034,671	1,029,048	1,024,155	1,039,048	1,050,106	1,042,597	1,047,637	1,043,451	1,039,022	1,039,618	1,028,811	1,038,907	1,047,892	1,038,386	1,037,040	1,034,826	1,041,499	1,030,534	1,025,963	1,035,783	1,036,228	1,030,134	1,030,685	1,025,854	1,017,301	1,018,301	1,038,225	1,042,396	1,036,721	1,041,392	1,032,442	1,011,418	1,018,622	1,015,107	997,189	986,219	971,789	979,547	980,502	978,029	983,840	991,398	989,363	999,089	1,007,358	1,000,000
DWS Index: Blended Index
Account Value [Line Items]
Account Value	$ 1,500,463	$ 1,479,588	$ 1,451,921	$ 1,422,233	$ 1,496,592	$ 1,465,042	$ 1,512,963	$ 1,470,814	$ 1,423,842	$ 1,374,237	$ 1,392,226	$ 1,348,426	$ 1,382,270	$ 1,332,508	$ 1,341,094	$ 1,380,354	$ 1,326,660	$ 1,241,446	$ 1,272,150	$ 1,319,258	$ 1,362,182	$ 1,314,875	$ 1,271,562	$ 1,348,107	$ 1,332,517	$ 1,335,222	$ 1,397,688	$ 1,324,316	$ 1,361,410	$ 1,277,527	$ 1,226,251	$ 1,372,437	$ 1,418,136	$ 1,342,054	$ 1,476,865	$ 1,469,625	$ 1,510,888	$ 1,430,952	$ 1,418,921	$ 1,432,055	$ 1,353,409	$ 1,403,800	$ 1,346,413	$ 1,376,056	$ 1,369,951	$ 1,343,533	$ 1,338,346	$ 1,307,847	$ 1,241,671	$ 1,205,079	$ 1,169,826	$ 1,170,866	$ 1,137,653	$ 1,034,260	$ 1,053,484	$ 1,088,345	$ 1,063,362	$ 1,032,122	$ 1,020,675	$ 994,806	$ 932,099	$ 1,114,436	$ 1,199,124	$ 1,215,505	$ 1,175,239	$ 1,186,744	$ 1,170,188	$ 1,152,736	$ 1,152,531	$ 1,157,757	$ 1,118,124	$ 1,136,953	$ 1,139,428	$ 1,113,764	$ 1,101,768	$ 1,015,802	$ 1,067,778	$ 1,057,408	$ 1,098,156	$ 1,101,402	$ 1,110,357	$ 1,103,806	$ 1,097,399	$ 1,087,023	$ 1,064,070	$ 1,055,551	$ 1,111,413	$ 1,100,516	$ 1,085,105	$ 1,070,047	$ 1,064,946	$ 1,066,356	$ 1,057,477	$ 1,028,815	$ 1,029,562	$ 1,021,260	$ 1,015,966	$ 1,016,109	$ 998,666	$ 985,762	$ 963,923	$ 979,319	$ 1,007,367	$ 993,413	$ 1,010,942	$ 992,751	$ 956,807	$ 966,124	$ 932,711	$ 868,625	$ 857,451	$ 880,272	$ 901,296	$ 935,753	$ 891,117	$ 916,710	$ 960,884	$ 977,278	$ 1,007,535	$ 1,025,061	$ 1,000,000